Leases - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended			12 Months Ended				6 Months Ended		12 Months Ended
	Dec. 31, 2010 USD ($) Year Entity Contract Location	Dec. 31, 2009	Jul. 06, 2010 Entity	Dec. 31, 2010 Courtyard By Marriott Hotel USD ($)	Dec. 31, 1995 Courtyard By Marriott Hotel Leasehold Interest Entity	Dec. 31, 2010 Residence Inn By Marriott Leasehold Interest Entity	Dec. 31, 1996 Residence Inn By Marriott Sublease Entity	Dec. 31, 2010 Hospitality Properties Trust USD ($)	Jul. 06, 2010 Hospitality Properties Trust USD ($)	Dec. 31, 2010 Hospitality Properties Trust USD ($)	Dec. 31, 2009 Hospitality Properties Trust USD ($)	Dec. 31, 2008 Hospitality Properties Trust USD ($)	Jul. 22, 2010 Le Meridien Piccadilly Leasehold Interest USD ($)	Jul. 22, 2010 Le Meridien Piccadilly Leasehold Interest GBP (£)	Dec. 31, 2010 Upper Limit Property Subject to Operating Lease Entity	Dec. 31, 2010 Lower Limit Right Year
Leases Disclosure [Line Items]
Number of properties			71		53	18	18
Hotel revenues								$ 123
Rental income									44
Hotel expenses								96
Rental expense									84
Operating income (loss) from property revenues and rental income										(13)	(1)	4
Proceeds due from deferred sale of HPT				51
Deferred sale proceeds received from HPT										17.2
Number of hotels subject to ground leases															36
Expected lease payments, discount adjustment													10.00%	10.00%
Capital lease obligation assumed in acquisition	58												58	38
Operating leases information	leases and subleases contain one or more renewal options	The 2009 dispositions include one hotel for which our ground lease expired in 2009 and, in connection therewith, the hotel reverted back to the ground lessor in 2010.
Minimum additional renewal option period	5
Maximum additional renewal option period	10
Number of renewal options																1
Minimum payments from restaurants and the Sublessee payable to us under non-cancelable subleases	6
Aggregate contingent liabilities relating to our former restaurant business	$ 18